UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21374

Registrant Name: PIMCO Floating Rate Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 7/31/06

Date of Reporting Period: 4/30/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(b)(c)—71.1%
Aerospace—0.3%
	K & F Industries Inc., Term B,
$1,200	7.08%, 11/18/12	$1,217,063
625	7.34%, 11/18/12	633,887
		1,850,950

Airlines—0.5%
	United Airlines, Inc.,
2,625	8.625%, 1/9/11, Term B (g)	2,671,006
375	8.625%, 1/9/11, Term DD	381,000
		3,052,006

Automotive—1.2%
	Hayes Lemmerz International, Inc., Term B,
449	7.34%, 6/3/09	451,960
479	7.84%, 6/3/09	482,697
183	7.91%, 6/3/09	184,542
286	7.97%, 6/3/09	287,748
292	8.21%, 6/3/09	294,528
299	8.61%, 6/3/09	301,307
	Hertz Corp., (e)
223	4.93%, 12/21/12	225,181
261	5.00%, 12/21/12, Term DD	263,682
1,516	7.09%, 12/21/12, Term B	1,533,694
1,000	Lear Corp., 5.00%, 3/23/12	1,004,375
	Visteon Corp.,
1,104	9.25%, 6/25/07	1,119,057
827	9.575%, 6/25/07	838,176
		6,986,947

Automotive Products—4.5%
	Cooper Standard Automotive, Inc.,
2,275	7.50%, 12/31/11, Term B	2,287,842
3,660	7.50%, 12/31/11, Term C	3,680,442
2,408	Delphi Corp., 13.25%, 6/14/11	2,506,691
	Goodyear Tire & Rubber Co.,
4,000	7.954%, 4/30/10, Term A	4,061,252
1,000	8.704%, 4/1/11	1,010,179
2,674	Polypore, Inc., 7.98%, 11/12/11, Term B	2,707,471
	Tenneco Automotive, Inc.,
1,796	7.02%, 12/12/10, Term B	1,823,357
789	7.076%, 12/12/10, Term B1	800,969
3,456	TRW Automotive, Inc., 6.25%, 6/30/12, Term B	3,469,691
3,906	VWR International, Inc., 7.34%, 4/7/11, Term B	3,965,379
		26,313,273

Banking—1.1%
	Aster Co., Ltd.,
1,092	7.479%, 9/19/13, Term B1	1,091,898
1,132	7.979%, 9/19/14, Term C1 (g)	1,131,080
4,000	UPC Distribution Holding B.V., 7.33%, 9/30/12, Term H2	4,025,832
		6,248,810

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Building/Construction—1.4%
	Masonite International Corp., Term B,
$44	6.979%, 4/6/13	$43,600
3,426	7.108%, 4/6/13	3,406,263
	Nortek, Inc.,
4,871	6.69%, 8/27/11	4,915,549
12	8.50%, 8/27/11	12,508
		8,377,920

Chemicals—5.1%
	Basell NV,
€1,750	5.324%, 9/15/13, Term B	2,236,112
€1,750	5.723%, 9/15/14, Term C	2,245,961
$2,978	Celanese AG, 6.979%, 4/6/11, Term B	3,025,694
	Cognis B.V.,
1,992	6.871%, 5/12/13, Term C1	2,014,796
1,149	7.42%, 5/12/12, Term B1	1,157,900
1,889	Cognis Deutschland GMBH, 4.834%, 5/12/11, Term A	2,384,991
	Hercules, Inc., Term B,
85	6.479%, 10/8/10	85,890
1,875	6.528%, 10/8/10	1,894,629
1,021	Huntsman International LLC, 6.679%, 8/10/12	1,027,600
	INEOS Holdings Ltd.,
€5,000	7.339%, 10/7/12, Term A4	5,057,500
€750	7.339%, 10/7/13, Term B1	758,391
€750	7.839%, 10/7/14, Term C1	761,860
	KRATON Polymers Group LLC,
$56	7.00%, 12/2/09	55,694
1,078	7.50%, 12/2/09	1,080,391
1,778	7.50%, 12/23/10	1,782,222
	Nalco Co., Term B,
85	6.44%, 11/1/10	85,774
1,825	6.50%, 11/4/10	1,848,183
1,355	6.60%, 11/1/10	1,372,376
1,271	6.73%, 11/1/10	1,286,602
		30,162,566

Commercial Products—1.0%
	Rexel S.A.,
1,000	7.667%, 1/20/13, Term B1	1,015,384
1,000	8.167%, 4/18/14, Term C1	1,019,902
	Sigmakalon,
€1,000	5.022%, 6/30/12, Term A	1,254,749
€982	5.522%, 9/19/12, Term B	1,246,675
€18	5.522%, 9/19/12, Term B1	22,517
€269	6.022%, 9/19/13, Term C	342,357
€731	6.022%, 9/19/13, Term C1	932,567
		5,834,151

Computer Services—0.6%
$3,474	SunGard Data Systems, Inc., 7.215%, 2/11/13	3,518,103

Computer Software—0.5%
116	Spectrum Brands Corp., 6.78%, 2/6/12, Term B	116,645
2,976	UGS Corp., 7.00%, 3/31/12, Term B	3,015,488
		3,132,133

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Consumer Products—2.2%
	Eastman Kodak Co., Term B,
$330	6.82%, 10/14/12	$333,413
132	7.101%, 10/14/12	133,736
167	7.18%, 10/14/12	168,646
333	7.19%, 10/18/12	337,292
1,028	7.33%, 10/14/12	1,040,557
3,748	Jarden Corp., 6.99%, 1/24/12, Term B1	3,789,423
	Rayovac Corp., Term B,
321	7.22%, 2/7/12	323,015
1,260	7.53%, 2/6/12	1,268,989
166	7.58%, 2/7/12	167,062
200	7.61%, 2/6/12	201,220
	Revlon, Inc.,
750	10.69%, 7/31/10	770,625
375	10.72%, 7/9/10	385,312
750	10.91%, 7/31/10	770,625
750	11.02%, 7/31/10	770,625
	Sealy Mattress Co., Term D,
177	6.50%, 4/14/13	179,287
531	6.57%, 4/14/13	537,860
885	6.651%, 4/1/13	896,433
	Spectrum Brands Corp., Term B,
458	7.24%, 2/6/12	461,450
136	7.27%, 2/7/12	137,232
115	7.36%, 2/7/12	115,363
		12,788,165

Containers & Packaging—5.2%
	Graham Packaging Co., Term B,
1,707	6.50%, 9/15/11	1,728,410
2,166	6.938%, 9/15/11	2,193,161
1,517	7.188%, 10/7/11	1,536,365
41	7.25%, 9/15/11	41,770
	Graphic Packaging Corp., Term C,
284	6.99%, 8/9/10	288,362
32	7.137%, 8/9/10	32,040
47	7.163%, 8/9/10	48,060
359	7.19%, 8/9/10	365,259
2,080	7.49%, 8/9/10	2,114,658
693	7.62%, 8/9/10	704,886
3,960	Horizon Lines LLC, 7.17%, 7/7/11	4,014,144
	Intertape Polymer Group, Inc., Term B,
1,290	7.14%, 7/28/11	1,308,812
188	7.278%, 7/28/11	190,234
	JSG Packaging, (g)
1,000	7.398%, 11/29/13, Term B	999,068
1,000	7.898%, 11/29/14, Term C	999,068
1,296	Owens-Illinois Group, Inc., 6.71%, 4/1/08, Term B	1,300,510
	Smurfit-Stone Container,
742	4.056%, 11/1/10	752,976
2,423	7.125%, 11/1/10, Term B	2,458,070
586	7.125%, 11/1/10, Term C	594,048
549	7.125%, 11/1/11	556,508
1,217	7.125%, 11/1/11, Term C	1,234,386
2,890	7.25%, 11/1/11, Term B	2,931,667

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Containers & Packaging (continued)
	Solo Cup Co., Term B,
$1,927	7.479%, 2/27/11	$1,949,230
2,010	7.61%, 2/27/11	2,033,639
		30,375,331

Diversified Manufacturing—0.2%
1,145	Invensys PLC, 8.501%, 9/5/09, Term B1	1,159,527

Drugs & Medical Products—0.9%
	Warner Chilcott PLC,
123	7.44%, 6/30/06 (g)	124,878
308	7.44%, 1/4/12	310,866
1,369	7.44%, 1/18/12, Term B	1,380,533
308	7.53%, 1/4/12	310,983
495	7.86%, 1/18/12	499,354
1,291	7.86%, 1/18/12, Term B	1,301,973
1,072	7.86%, 1/18/12, Term C	1,080,919
		5,009,506

Electronics—1.0%
	Avago,
103	7.13%, 12/1/12	103,149
2,992	7.318%, 12/1/12, Term DD	3,010,269
€2,000	KDG Media Technologies AG, 4.89%, 7/9/11, Term A	2,521,891
		5,635,309

Energy—2.8%
	Covanta Energy Corp.,
$250	4.527%, 6/24/12	253,632
531	4.96%, 6/24/12	539,051
498	7.96%, 6/30/12, Term B	506,109
61	7.97%, 6/30/12, Term B	61,928
750	10.46%, 5/12/13, Term DHC	768,750
750	10.47%, 5/12/13, Term DHC	768,750
	Foundation Coal Holdings, Inc., Term B,
1,060	6.44%, 7/30/11	1,077,583
1,476	6.75%, 7/30/11	1,500,919
4,810	Headwaters, Inc., 7.08%, 4/30/11, Term B	4,854,468
	NRG Energy, Inc.,
2,443	6.82%, 9/30/12, Term B	2,472,361
557	6.979%, 9/30/12	563,690
	Targa Resources, Inc.,
290	4.854%, 10/5/11	294,103
1,500	6.83%, 10/5/07	1,519,532
6	7.229%, 10/5/12, Term B	6,127
823	7.23%, 10/5/12, Term B	833,292
375	7.25%, 10/5/12, Term B	379,883
		16,400,178

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Entertainment—2.0%
$1,995	AMC Entertainment, Inc., 7.114%, 1/5/13	$2,017,444
5,300	MGM Studios, 7.229%, 4/8/12, Term B	5,364,596
	Warner Music Group, Inc., Term B,
929	6.406%, 2/27/11	940,017
1,235	6.58%, 2/28/11	1,248,618
196	6.59%, 2/27/11	197,815
929	6.78%, 2/27/11	940,017
920	7.09%, 2/27/11	930,616
194	7.205%, 2/27/11	195,837
		11,834,960

Financial Services—1.4%
3,294	Global Cash Access LLC, 6.75%, 3/10/10, Term B	3,336,451
	Satbirds Finance SARL,
€2,500	1.167%, 4/4/12, Term A	3,150,112
€1,250	4.667%, 4/4/13, Term B	1,589,088
		8,075,651

Food Services—1.8%
	Arby’s Restaurant Group, Inc., Term B,
$2,004	7.06%, 7/25/12	2,029,212
965	7.229%, 7/25/12	976,628
1,011	7.376%, 7/25/12	1,023,445
2,565	Dominos, Inc., 6.50%, 6/25/10, Term B	2,590,200
4,000	Michael Foods, Inc., 6.671%, 11/21/10, Term B	4,051,668
		10,671,153

Funeral Services—0.1%
	Alderwoods Group, Inc., Term B,
102	6.901%, 9/17/08	103,267
132	6.91%, 9/17/09	133,521
43	6.929%, 9/17/08	43,494
148	7.00%, 9/17/08	149,345
		429,627

Healthcare & Hospitals—3.7%
3,960	Community Health Systems, Inc., 6.56%, 8/19/11, Term B	4,002,284
	DaVita, Inc., Term B,
667	6.69%, 5/16/12	674,576
305	6.69%, 10/5/12	308,201
3,807	6.99%, 5/16/12	3,852,517
305	6.99%, 10/5/12	308,201
365	7.02%, 5/16/12	369,842
228	7.05%, 5/16/12	231,151
365	7.07%, 5/16/12	369,841
1,270	7.125%, 5/16/12	1,285,200
6,000	HealthSouth Corp., 8.15%, 2/2/13	6,073,392
	Psychiatric Solutions, Inc., Term B,
1,000	6.041%, 7/7/12	1,014,375
1,000	6.46%, 7/7/12	1,014,375
1,990	Renal Advantage, Inc., 7.42%, 10/6/12, Term B	2,014,254
		21,518,209

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Hotels/Gaming—2.6%
	Aladdin Gaming, Inc.,
$2,286	7.99%, 8/31/10, Term A	$2,240,346
51	8.99%, 8/31/10, Term B	50,112
308	CCM Merger, Inc., 6.85%, 7/21/12, Term B	310,559
	MotorCity Casino, Term B,
770	6.80%, 7/21/12	776,396
2,898	6.965%, 7/21/12	2,921,579
	Penn National Gaming, Inc., Term B,
388	6.34%, 5/26/12	393,701
388	6.46%, 5/26/12	393,701
50	6.73%, 5/26/12	50,711
1,164	6.86%, 5/26/12	1,180,182
1,980	Resorts International, Inc., 7.98%, 3/22/12, Term B	2,005,170
1,000	Venetian Casino, 6.73%, 2/22/12, Term B	1,011,797
4,000	Wynn Resorts Ltd., 7.085%, 12/14/11, Term B	4,047,084
		15,381,338

Household Products—0.7%
	Springer S.A., (g)
1,000	7.360%, 9/16/11, Term B2	1,020,466
2,800	8.230%, 9/16/12, Term C2	2,871,880
		3,892,346

Leasing—0.3%
	United Rentals, Inc.,
333	4.111%, 2/14/11, Term LC	336,726
1,630	7.00%, 2/14/11, Term B	1,649,957
		1,986,683

Machinery—1.2%
2,264	Agco Corp., 6.729%, 6/15/09, Term B	2,292,469
	Flowserve Corp.,
612	6.50%, 8/15/12	620,555
167	6.625%, 8/15/12	169,088
1,114	6.75%, 8/10/12	1,129,998
	Mueller Industries, Inc., Term B,
15	7.229%, 9/28/12	15,221
476	7.36%, 9/28/12	483,206
504	7.376%, 9/28/12	511,232
	Rexnord Corp., Term B,
1,022	6.93%, 12/31/11	1,034,711
709	7.32%, 12/31/11	717,399
55	8.50%, 12/31/11	55,184
		7,029,063

Manufacturing—0.3%
1,998	Berry Plastics Corp., 6.84%, 6/30/10	2,019,187

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Measuring Instruments—0.9%
	Dresser, Inc.,
$308	6.778%, 10/29/11, Term B	$312,908
586	6.964%, 10/29/11, Term B	596,188
256	7.11%, 10/29/11, Term B	260,757
4,000	7.99%, 3/1/10, Term C3	4,068,332
		5,238,185

Metals & Mining—0.3%
	Novelis, Inc.,
1,252	6.44%, 1/7/12, Term B	1,267,014
721	6.44%, 1/7/12, Term B2	729,493
		1,996,507

Multi-Media—5.8%
2,000	American Media Operations, Inc., 8.12%, 1/30/13	2,025,750
1,000	Atlantic Broadband, Inc., 7.62%, 8/4/12, Term B	1,016,875
	Cablevision Systems Corp.,
857	6.58%, 3/29/13, Term B	861,874
857	6.74%, 3/29/13	861,874
8,500	Charter Communications Holdings LLC, 4/25/13, Term B (f)	8,545,364
1,286	CSC Holdings, Inc., 6.67%, 3/29/13, Term B	1,292,811
	DirecTV Holdings LLC, Term B,
1,500	6.276%, 4/13/13	1,514,414
1,500	6.423%, 4/13/13	1,514,414
€2,000	Ekabel Hessen GMBH, 4.894%, 6/7/12, Term A	2,518,777
$2,883	Insight Midwest Holdings LLC, 7.00%, 12/31/09, Term C (g)	2,937,142
2,985	Primedia, 7.09%, 9/30/13, Term B	2,960,126
3,970	Telecordia Technologies, Inc., 7.31%, 9/9/12, Term B	3,974,137
	Young Broadcasting, Inc., Term B,
1,001	7.00%, 5/2/12	1,003,130
2,963	7.125%, 11/3/12	2,969,265
10	7.25%, 5/2/12	10,031
		34,005,984

Oil & Gas—1.7%
	El Paso Corp.,
4,500	4.50%, 11/23/09, Term LC	4,552,501
2,172	7.75%, 11/23/09, Term B	2,199,565
1,734	Kinetic Concepts, Inc., 6.73%, 8/11/10, Term B	1,756,015
	Vetco International,
750	7.45%, 1/16/12, Term B4	756,844
750	7.95%, 1/16/13, Term C4	759,363
		10,024,288

Paper/Paper Products—2.2%
	Appleton Papers, Inc.,
1,085	6.33%, 6/9/10	1,100,934
1,167	6.83%, 6/11/10	1,184,129
2,606	Boise Cascade Holdings LLC, Term D, 6.75%, 10/28/11	2,642,855

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Paper/Paper Products (continued)
	Buckeye Technologies, Inc., Term B,
$350	6.53%, 11/4/10	$350,784
195	6.69%, 11/4/10	196,026
206	6.70%, 11/4/10	206,344
411	6.89%, 11/4/10	412,687
136	7.01%, 11/4/10	136,641
144	7.04%, 4/15/10	144,440
162	7.07%, 11/4/10	162,496
411	7.17%, 11/4/10	412,687
	Georgia-Pacific Corp.,
3,095	6.88%, 12/20/12, Term B	3,116,035
147	6.979%, 12/20/12, Term B	147,622
1,583	7.88%, 12/23/13, Term C	1,619,568
389	7.92%, 12/23/13, Term C	397,788
389	7.958%, 12/23/13, Term C	397,789
389	8.029%, 12/23/13, Term C	397,789
		13,026,614

Printing/Publishing—2.1%
	Dex Media East LLC, Term B,
568	6.22%, 5/8/09	570,596
1,029	6.35%, 5/8/09	1,034,726
243	6.43%, 5/8/09	244,279
128	6.45%, 11/8/08	128,284
246	6.48%, 5/8/09	247,446
	Dex Media West LLC, Term B,
182	6.25%, 9/9/10	183,215
267	6.31%, 9/9/10	268,278
589	6.32%, 9/9/10	592,416
471	6.35%, 9/9/10	473,595
500	6.38%, 9/9/10	503,021
555	6.43%, 9/9/10	558,256
133	6.47%, 9/9/10	134,048
84	6.48%, 9/9/10	84,787
	RH Donnelly Corp.,
245	6.22%, 12/31/09, Term A3	245,686
676	6.348%, 12/31/09, Term A3	678,701
1,228	6.66%, 6/30/11, Term D	1,234,792
409	6.67%, 6/30/11, Term D	411,597
136	6.68%, 6/30/11, Term D	137,199
546	6.69%, 6/30/11, Term D	548,796
136	6.71%, 6/30/11, Term D	137,199
891	6.73%, 6/30/11, Term D	895,982
136	6.74%, 6/30/11, Term D	137,199
409	6.78%, 6/30/11, Term D	411,597
€1,949	Seat Pagine Gialle SpA, 4.491%, 5/25/13	2,484,446
		12,346,141

Recreation—1.7%
	Amadeus Global Travel,
€2,000	5.549%, 4/8/13, Term B	2,554,256
€2,000	6.049%, 4/8/14, Term C	2,566,266
$750	7.729%, 4/8/13, Term B	760,664
750	8.229%, 4/8/14, Term C	764,414

PIMCO Floating Rate Income Fund Schedule of Investments

April 30, 2006 (unaudited)

Principal
Amount
(000)		Value*

Recreation (continued)
	Six Flags Theme Parks, Inc., Term B,
$673	6.96%, 6/30/09	$678,962
1,106	7.26%, 6/30/09	1,115,166
	Worldspan L.P., Term B,
1,004	7.50%, 2/11/10	1,010,722
67	7.625%, 2/11/10	67,083
196	7.688%, 2/11/10	196,778
89	7.875%, 2/11/10	89,445
71	7.938%, 2/11/10	71,556
		9,875,312

Retail—0.3%

1,932	Jean Coutu Group, Inc., 7.625%, 7/30/11, UNIT	1,952,011

Semi-Conductors—0.5%
2,970	On Semiconductor Corp., 7.23%, 12/3/11, Term G	3,008,518

Telecommunications—5.1%
	Centennial Cellular Communications Corp., Term B,
1,500	6.45%, 2/9/11	1,522,032
167	6.83%, 1/20/11	169,115
1,667	7.229%, 1/20/11	1,691,147
97	7.23%, 1/20/11	98,086
237	7.318%, 1/20/11	240,143
	Consolidated Communications, Inc., Term B,
941	6.28%, 9/18/11	952,400
1,150	6.52%, 9/18/11	1,164,044
2,353	6.729%, 10/14/11	2,381,000
	Debitel AG,
€1,272	5.417%, 6/30/12, Term B	1,612,364
€1,272	5.917%, 6/30/14, Term C	1,617,372
$2,000	Hawaiian Telcom Communications, Inc., 7.23%, 10/31/12, Term B	2,021,250
	Mediacom Broadband LLC,
5,000	5.00%, 2/28/14, Term D (g)	5,000,000
1,600	6.69%, 2/28/14, Term C	1,611,249
1,000	6.78%, 2/28/14, Term C	1,006,797
1,040	6.88%, 2/28/14, Term C	1,047,069
330	6.98%, 2/28/14, Term C	332,320
	Nordic Telephone Co. Holdings ApS (e),
€700	5.018%, 11/30/13, Term B	893,580
€700	5.018%, 11/30/14, Term C	897,204
	PanAmSat Corp.,
$1,316	6.75%, 8/20/09, Term A1	1,330,879
688	6.75%, 8/20/09, Term A2	695,877
	Valor Telecommunications Enterprises LLC, Term B,
330	6.318%, 2/14/12	331,627
1,771	6.729%, 2/14/12	1,776,939
1,322	6.809%, 2/14/12	1,326,508
		29,719,002

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Utilities—2.6%
	AES Corp., Term B,
$786	5.69%, 8/10/11		$794,063
786	6.75%, 4/30/08		794,062
	Allegheny Energy Supply Co. LLC,
826	6.35%, 3/8/11, Term C		828,914
257	6.352%, 3/8/11		258,054
463	6.41%, 3/8/11		464,497
3,429	6.43%, 3/8/11, Term C		3,439,629
	Midwest Generation LLC,
1,498	6.28%, 4/27/11, Term B1		1,514,234
1,074	6.39%, 4/27/11, Term B		1,086,049
1,173	6.50%, 4/27/11		1,186,214
	Reliant Energy, Inc.,
2,975	6.915%, 4/30/10, Term B2		2,978,125
1,629	7.465%, 4/30/10		1,629,315
			14,973,156

Waste Disposal—1.2%
	Allied Waste North America, Inc.,
1,983	4.74%, 1/15/12		1,991,684
1,001	6.48%, 1/15/12		1,006,299
841	6.72%, 1/15/12		845,164
801	6.84%, 1/15/12		805,039
2,463	6.86%, 1/15/12		2,475,496
			7,123,682

Wholesale—0.7%
	Roundy’s, Inc., Term B,
2,000	7.70%, 10/27/11		2,028,750
1,990	7.87%, 11/1/11		2,018,606
			4,047,356

Wire & Cable Products—3.4%
	Pirelli Cable S.A.,
€1,000	5.066%, 6/23/13, Term B		1,264,532
€1,000	5.566%, 6/23/14, Term C		1,294,291
€1,500	9.442%, 6/23/12		1,941,436
	UPC Broadband Holding B.V.,
€2,250	3/31/13, Term J1 (f)		2,848,385
$2,000	3/31/13, Term J2 (f)		2,017,916
€2,250	12/31/13, Term K1 (f)		2,848,385
$2,000	12/31/13, Term K2 (f)		2,017,916
€4,500	5.139%, 4/1/10, Term G		5,682,598
			19,915,459

	Total Senior Loans (cost—$411,478,644)		416,935,307

CORPORATE BONDS & NOTES—20.5%
Airlines—0.5%
$1,019	Delta Air Lines, Inc., 7.379%, 5/18/10, Ser. 00-1	Ba2/BB	1,026,602
	JetBlue Airways Corp., FRN,
1,511	7.849%, 5/15/10, Ser. 04-2	Ba3/BB	1,521,910
529	9.16%, 9/15/09, Ser. 04-1	Ba3/BB	536,084
			3,084,596

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Computer Services—0.4%
$2,000	SunGard Data Systems, Inc., 9.431%, 8/15/13, FRN (d)	B3/B-	$2,130,000

Financial Services—5.5%
1,500	Chukchansi Economic Dev. Auth., 8.06%, 11/15/12, FRN (d)	B2/BB-	1,556,250
1,400	Corsair Netherlands B.V., 11.075%, 3/3/16, FRN (g)	NR/NR	1,402,638
10,000	Ford Motor Credit Co., 7.68%, 11/2/07, FRN	Ba2/BB-	9,818,770
	General Motors Acceptance Corp., FRN,
4,000	6.018%, 7/16/07	Ba1/BB	3,883,344
7,000	7.02%, 12/1/14	Ba1/BB	6,630,001
4,000	Hexion US Finance Corp., 9.818%, 7/15/10, FRN	B3/B	4,105,000
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,070,000
2,500	9.43%, 5/1/10, FRN	B3/B-	2,587,500
			32,053,503

Food Services—0.3%
1,496	Bolthouse Farms, Inc., 7.37%, 11/17/12	NR/NR	1,522,123

Healthcare & Hospitals—0.3%
2,000	HCA, Inc., 5.50%, 12/1/09	Ba2/BB+	1,957,352

Hotels/Gaming—0.3%
2,000	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,040,000

Insurance—0.3%
1,500	Parametric Re Ltd., 8.88%, 5/19/08, FRN (d)	Ba2/NR	1,523,040

Multi-Media—4.0%
	Cablevision Systems Corp., Ser. B,
2,000	8.00%, 4/15/12	B3/B+	2,005,000
5,000	9.62%, 4/1/09, FRN	B3/B+	5,312,500
	CCO Holdings LLC,
1,000	8.75%, 11/15/13	B3/CCC-	985,000
4,000	9.035%, 12/15/10, FRN	B3/CCC-	4,090,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	4,050,000
5,665	Echostar DBS Corp., 8.24%, 10/1/08, FRN	Ba3/BB-	5,806,625
1,000	Paxson Communications Corp., 11.318%, 1/15/13, FRN (d)	B3/CCC-	1,015,000
			23,264,125

Paper/Paper Products—1.2%
	Abitibi-Consolidated, Inc.,
2,000	5.25%, 6/20/08	B1/B+	1,930,000
1,000	8.41%, 6/15/11, FRN	B1/B+	1,020,000
3,000	Boise Cascade LLC, 7.943%, 10/15/12, FRN	B1/B+	3,037,500
1,000	Bowater, Inc., 7.91%, 3/15/10, FRN	B1/B+	1,015,000
			7,002,500

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)		Value*

Semi-Conductors—0.3%
$2,000	Freescale Semiconductor, Inc., 7.818%, 7/15/09, FRN	Ba1/BBB	-	$2,055,000

Telecommunications—7.2%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B	-	4,110,000
3,000	Dobson Cellular Systems, Inc., 9.899%, 11/1/11, FRN	B1/B	-	3,120,000
2,250	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (d)	B3/CCC	+	2,340,000
2,500	Intelsat Subsidiary Holding Co., Ltd., 9.614%, 1/15/12, FRN	B2/B	+	2,550,000
2,500	New Skies Satellites NV, 9.573%, 11/1/11, FRN	B1/B	-	2,587,500
€1,950	Nordic Telephone Co. Holdings ApS, 8.352%, 5/1/16, FRN (b)(d)(e)	B2/B		2,457,854
$2,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B		2,062,500
12,000	Qwest Communications International, Inc., 8.249%, 2/15/09, FRN	B2/B		12,300,000
3,500	Rogers Wireless, Inc., 8.035%, 12/15/10, FRN	Ba2/BB		3,622,500
	Rural Cellular Corp.,
2,000	8.25%, 3/15/12	B2/B		2,110,000
2,000	9.41%, 3/15/10, FRN	B2/B	-	2,052,500
3,000	Time Warner Telecom Holdings, Inc., 8.749%, 2/15/11, FRN	B2/CCC	+	3,075,000
				42,387,854

Wire & Cable Products—0.2%
1,000	Superior Essex Communications Group, 9.00%, 4/15/12	B3/B		1,015,000

	Total Corporate Bonds & Notes (cost—$117,496,936)			120,035,093

SOVEREIGN DEBT OBLIGATIONS—1.1%
Brazil—1.1%
5,000	Federal Republic of Brazil, 11.00%, 8/17/40 (cost—$5,696,216)	Ba3/BB		6,443,750

MORTGAGE-BACKED SECURITIES—0.4%
2,582	Mellon Residential Funding Corp.,
	5.251%, 11/15/31, CMO, FRN (cost—$2,581,523)	Aaa/AAA		2,588,072

ASSET-BACKED SECURITIES—0.4%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
474	5.309%, 7/25/32	Aaa/AAA		474,600
539	5.329%, 8/25/32	Aaa/AAA		540,409
1,174	GSAMP Trust, 5.249%, 3/25/34, FRN	Aaa/AAA		1,174,254
222	Jade CBO Ltd., 7.67%, 10/24/11 (d)(g)	B2/NR		168,789

	Total Asset-Backed Securities (cost—$2,353,424)			2,358,052

PREFERRED STOCK (d)—0.5%
Shares
Financial Services—5%
30	Richmond Cnty. Capital Corp., 8.40%, FRN (cost—$3,068,307)	NR/NR		3,019,688

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—6.1%
Commercial Paper—3.3%
Banking—2.4%
$2,600	Dexia Del LLC, 4.98%, 7/25/06	VMIG1/NR	$2,568,358
11,500	Societe Generale North America, Inc., 5.00%, 8/24/06	NR/NR	11,311,975
			13,880,333

Financial Services—0.9%
	UBS Finance, Inc.,
1,900	4.85%, 6/29/06	NR/NR	1,884,897
2,000	4.93%, 7/10/06	NR/NR	1,979,840
1,200	4.99%, 8/22/06	NR/NR	1,180,716
			5,045,453

	Total Commercial Paper (cost—$18,932,677)		18,925,786

Corporate Notes—0.6%
Financial Services—0.2%
1,000	General Motors Acceptance Corp., 5.645%, 5/18/06, FRN	Ba1/BB	999,788

Paper/Paper Products—0.3%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (d)	B2/B	2,030,000

Telecommunications—0.1%
500	Qwest Capital Funding, Inc., 7.75%, 8/15/06	B3/B	503,125

	Total Corporate Notes (cost—$3,517,717)		3,532,913

U.S. Treasury Bills (h)—0.6%
3,535	4.48%-4.58%,6/1/06-6/15/06 (cost—$3,515,530)		3,515,530

Repurchase Agreements—1.6%
6,000	Credit Suisse First Boston, dated 4/28/06, 4.62%, due 5/1/06, proceeds $6,002,310; collateralized by U.S. Treasury Notes, 2.625%, 5/15/08, valued at $6,165,189 including accrued interest		6,000,000
3,495	State Street Bank & Trust Co., dated 4/28/06, 4.40%, due 5/1/06, proceeds $3,496,282; collateralized by Fannie Mae, 3,125%, 7/15/06, valued at $3,566,422 including accrued interest		3,495,000

	Total Repurchase Agreements (cost—$9,495,000)		9,495,000

	Total Short-Term Investments (cost—$35,460,924)		35,469,229

PIMCO Floating Rate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Contracts		Value*
OPTIONS PURCHASED (i)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,067	strike price $113, expires 5/26/06	$16,672
414	strike price $114, expires 5/26/06	6,469
		23,141

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
335	strike price $91.75, expires 3/19/07	2,094
53	strike price $92.50, expires 12/18/06	331
136	strike price $92.75, expires 12/18/06	850
613	strike price $93, expires 12/18/06	3,831
324	strike price $94.50, expires 6/19/06	2,025
	Japanese Yen, Over the Counter, (b)
3,400,000	strike price ¥115, expires 5/26/06	61,604
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
10	strike price $100, expires 5/26/06	156
657	strike price $101, expires 5/26/06	10,266
		81,157

	Total Options Purchased (cost—$108,494)	104,298

	Total Investments before options written (cost—$578,244,468)—100.1%	586,953,489

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
838	strike price $108, expires 8/25/06	(183,313)
467	strike price $112, expires 5/26/06	(7,297)
		(190,610)

	Put Options—(0.0)%
	Japanese Yen, Over the Counter, (b)
3,400,000	strike price ¥112, expires 5/26/06	(16,948)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
150	strike price $104, expires 5/26/06	(9,375)
517	strike price $105, expires 5/26/06	(129,250)
		(155,573)

	Total Options Written (premiums received—$579,925)	(346,183)

	Total Investments net of options written (cost—$577,664,544)—100.0%	$586,607,306

Other Investments:

(1) Futures contracts outstanding at April 30, 2006:

				Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Financial Future Euro — 90 day	$2,963	12/18/06	$(1,186,565)
	Financial Future Euro — 90 day	210	6/18/07	3,150
	Financial Future Euro — 90 day	210	9/17/07	(306)
	Financial Future Euro — 90 day	210	12/17/07	(1,762)
	Financial Future Euro — 90 day	210	3/17/08	(2,100)
Short:	U.S. Treasury Note 10 yr. Future	(129)	6/21/06	32,355
	U.S. Treasury Note 5 yr. Future	(250)	6/30/06	226,562
				$(928,666)

(2) Transactions in options written for the nine months ended April 30, 2006:

	Contracts	Premiums
Options outstanding, July 31, 2005	2,203	$691,208
Options written	3,407,560	2,044,312
Options terminated in closing purchase transactions	(7,791)	(2,155,595)
Options outstanding, April 30, 2006	3,401,972	$579,925

(3) Credit default swap contracts outstanding at April 30, 2006:

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$10,687
Allied Waste North America	600	9/20/09	2.75%	27,980
Bombardier	1,400	6/20/10	3.80%	102,227
Williams Cos.	875	9/20/09	2.05%	36,580
Bear Stearns
Georgia-Pacific	700	9/20/09	1.24%	5,936
Host Marriot	700	9/20/09	1.95%	31,117
MGM Mirage	1,500	9/20/09	1.92%	55,229
Citigroup
Allied Waste North America	1,500	9/20/07	2.18%	27,497
Crown Cork	1,500	9/20/07	2.38%	30,481
Host Marriot	900	9/20/07	1.90%	23,261
Owens-Illinois Group	3,000	9/20/07	2.05%	61,111
Starwood Hotels & Resort Worldwide	1,500	9/20/07	1.20%	22,695
Credit Suisse First Boston
AES Corp.	900	9/20/09	3.85%	72,699
Allied Waste North America	875	9/20/09	2.46%	33,015
Delhaize Group	875	9/20/09	1.40%	27,149
Intelsat Bermuda	3,000	3/20/10	3.21%	(112,366)
Samis	4,400	9/20/08	2.45%	83,157
Goldman Sachs
HCA	1,000	12/20/07	0.75%	5,719
Starwood Hotels & Resort Worldwide	1,000	12/20/07	1.10%	15,338
TRW Automotive	875	9/20/09	2.15%	26,691
JP Morgan
AES Corp.	1,500	9/20/07	2.15%	30,361
Electronic Data System	1,000	12/20/07	1.30%	19,590
Ford Motor Credit	5,000	6/20/06	3.25%	22,250
Tenet Healthcare	5,000	12/20/07	(3.20)%	(196,464)
Tenet Healthcare	5,000	12/20/09	4.15%	324,584
Lehman Brothers
Abitibi	1,000	9/20/06	1.00%	2,459
Extendicare Health Services	2,600	9/20/09	2.10%	72,571
L-3 Communications Group	5,000	12/20/08	1.50%	149,314
Six Flags	1,000	3/20/10	2.70%	(13,483)
Merrill Lynch
PSEG Energy	3,500	12/4/06	2.95%	73,536
SPX Corp.	900	9/20/09	2.25%	30,205
Williams Cos.	700	9/20/09	1.71%	21,658
Morgan Stanley
Georgia-Pacific	900	9/20/09	1.63%	18,909
GMAC	1,000	9/20/06	1.70%	(3,645)
				$1,138,048

(4) Interest rate swap agreements outstanding at April 30, 2006:

	Notional		Rate Type		Unrealized
Swap Counterparty/	Amount	Termination	Payments made	Payments received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	by Fund	(Depreciation)
Lehman Brothers	$144,100	12/15/07	3 Month LIBOR	5.00%	$33,489
Lehman Brothers	18,500	6/21/16	5.00%	3 Month LIBOR	85,801
UBS	118,000	6/21/25	5.70%	3 Month LIBOR	(44,083)
UBS	115,000	6/21/25	3 Month LIBOR	5.70%	22,809
					$98,016

LIBOR - London Inter-Bank Offered Rate

(5) Forward foreign currency contracts outstanding at April 30, 2006:

	U.S.$ Value on	U.S.$ Value	Unrealized
	Origination Date	April 30, 2006	Depreciation
Sold:
€ 34,818,000 settling 5/25/06	$43,099,926	$43,944,353	$(844,427)

(6) At April 30, 2006, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Eastman Kodak	$2,529,687
El Paso Nova Scotia Revolver	4,975,000
Host Marriott L.P. Revolver A	2,537,585
Host Marriott L.P. Revolver B	1,633,333
$11,675,605

*     Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for  such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the  Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized  if the securities were sold. The Fund’s net asset value is determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Notes to the Schedule of Investments:

(a)             Private Placement. Restricted as to resale and may not have a readily available market.

(b)            Illiquid security.

(c)             These securities generally pay interest at rates which are periodically pre-determined by reference to a base major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)            144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)             When-issued or delayed-delivery security. To be settled/delivered after April 30, 2006.

(f)               Unsettled security, coupon rate undetermined at April 30, 2006.

(g)            Fair-valued security.

(h)            All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(i)                Non-income producing.

Glossary

€ - Euros
¥ - Japanese Yen
CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2006.
LIBOR - London Inter-Bank Offered Rate
NR - Not Rated
UNIT - More than one class of securities traded together.

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.CERT — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2006